SIGNIFICANT ACCOUNTING POLICIES - Disclosure of exchange rates of functional and presentation currency (Details) - $ / USD_per_unit	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange rate of the US Dollar against the NIS
Accounting Policies [Line Items]
Exchange rates	3.519	3.11	3.215
Exchange rate of the US Dollar against the Euro
Accounting Policies [Line Items]
Exchange rates	0.937	0.884	0.814
Exchange rate of the US Dollar against the Pound Sterling
Accounting Policies [Line Items]
Exchange rates	0.83	0.74	0.736
Exchange rate of the US Dollar against the Australian Dollar
Accounting Policies [Line Items]
Exchange rates	1.472	1.376	1.305